Allowance for Loan Losses - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 12,959,272	$ 13,312,388
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	7,044,426	6,564,698
Commercial loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	1,538,240	1,422,674
Commercial loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	1,884,688	1,631,170
Commercial loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	2,115,513	1,268,695
Commercial loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	1,352,414	2,038,052
Commercial loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	153,571	204,107
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	5,914,846	6,747,690
Consumer loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	295,953	540,741
Consumer loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	5,293,962	5,835,194
Consumer loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	101,394	99,694
Consumer loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	140,222	142,178
Consumer loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	83,315	129,883
Performing Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 12,930,216	$ 13,278,657
% of Total Loans	99.80%	99.70%
Performing Loans | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 7,038,657	$ 6,557,402
% of Total Loans	99.90%	99.90%
Performing Loans | Commercial loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 1,538,240	$ 1,422,674
% of Total Loans	100.00%	100.00%
Performing Loans | Commercial loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 1,880,917	$ 1,625,335
% of Total Loans	99.80%	99.60%
Performing Loans | Commercial loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 2,115,184	$ 1,267,403
% of Total Loans	100.00%	99.90%
Performing Loans | Commercial loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 1,350,745	$ 2,038,052
% of Total Loans	99.90%	100.00%
Performing Loans | Commercial loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 153,571	$ 203,938
% of Total Loans	100.00%	99.90%
Performing Loans | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 5,891,559	$ 6,721,255
% of Total Loans	99.60%	99.60%
Performing Loans | Consumer loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 295,953	$ 540,741
% of Total Loans	100.00%	100.00%
Performing Loans | Consumer loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 5,271,531	$ 5,809,923
% of Total Loans	99.60%	99.60%
Performing Loans | Consumer loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 101,151	$ 99,448
% of Total Loans	99.80%	99.80%
Performing Loans | Consumer loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 139,669	$ 141,271
% of Total Loans	99.60%	99.40%
Performing Loans | Consumer loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 83,255	$ 129,872
% of Total Loans	99.90%	100.00%
Non-Performing Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 29,056	$ 33,731
% of Total Loans	0.20%	0.30%
Non-Performing Loans | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 5,769	$ 7,296
% of Total Loans	0.10%	0.10%
Non-Performing Loans | Commercial loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 0	$ 0
% of Total Loans	0.00%	0.00%
Non-Performing Loans | Commercial loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 3,771	$ 5,835
% of Total Loans	0.20%	0.40%
Non-Performing Loans | Commercial loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 329	$ 1,292
% of Total Loans	0.00%	0.10%
Non-Performing Loans | Commercial loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 1,669	$ 0
% of Total Loans	0.10%	0.00%
Non-Performing Loans | Commercial loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 0	$ 169
% of Total Loans	0.00%	0.10%
Non-Performing Loans | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 23,287	$ 26,435
% of Total Loans	0.40%	0.40%
Non-Performing Loans | Consumer loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 0	$ 0
% of Total Loans	0.00%	0.00%
Non-Performing Loans | Consumer loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 22,431	$ 25,271
% of Total Loans	0.40%	0.40%
Non-Performing Loans | Consumer loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 243	$ 246
% of Total Loans	0.20%	0.20%
Non-Performing Loans | Consumer loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 553	$ 907
% of Total Loans	0.40%	0.60%
Non-Performing Loans | Consumer loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Amount	$ 60	$ 11
% of Total Loans	0.10%	0.00%